UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     7812 McEwen Road, Suite 400, Dayton, Ohio  45459
     ------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp.,7812 McEwen Road, Suite 400, Dayton, Ohio  45459
     -------------------------------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:March 31, 2013
                         --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(UNAUDITED)



                                  PERCENT
                                   OF NET     PRINCIPAL
SECURITY                           ASSETS       AMOUNT        VALUE
------------------------------    --------    ----------    ----------
------------------------------

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:         3.2%
 Scholastic Corp.
   5.000%, due 04-15-13                       $  125,000    $  125,078
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                          130,000       130,819
 Arcelormittal Sa Luxembourg 1
   5.375%, due 06-01-13                           50,000        50,315
 Leucadia National Corp.
   7.000%, due 08-15-13                          125,000       127,266

                                                               433,478


Maturity of 1 - 5 years:             15.4
 Bunge Limited Finance Corp.
   5.350%, due 04-15-14                          165,000       172,374
 Brinker International Inc.
   5.750%, due 06-01-14                          155,000       162,975
 HSBC Finance Corp.
   6.000%, due 08-15-14                          275,000       289,820
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                          162,000       174,637
 OGE Energy Corp.
   5.000%, due 11-15-14                          250,000       263,995
 JPMorgan Floating Rate
   3.500%, due 05-01-15                          150,000       149,218
 Nabisco Inc.
   7.550%, due 06-15-15                          100,000       114,444
 Pitney Bowes Inc.
   4.75%, due 01-15-16                           115,000       121,322
 Alltel Corp.
   7.000%, due 03-15-16                          100,000       117,225
 Boston Scientific Corp.
   6.400%, due 06-15-16                          185,000       212,054
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                          250,000       279,365

                                                             2,057,429

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2013
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT        VALUE
                                                                      ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
----------------------------------------
Maturity of 6 - 10 years:                       7.1%
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                 $  230,000    $  273,315
 Cleveland Thermal LLC 1
   6.250%, due 11-01-18                                    100,000       100,351
 Conoco Philips
   5.750%, due 02-01-19                                    100,000       122,439
 Peabody Energy Corp.
   6.500%, due 09-15-20                                     15,000        15,975
 Whirlpool Corp.
   4.700%, due 06-01-22                                    145,000       159,122
 Dow Chemical Co.
   7.375%, due 03-01-23                                    225,000       283,317

                                                                         954,519

Maturity of 11 - 20 years:                      1.2
 Cleveland Thermal LLC 1
   8.000%, due 11-01-28                                    160,000       160,627

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $3,337,694)                             26.9                    3,606,053


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                   3.5
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                     90,000        91,858
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                     50,000        50,143
 Nebraska Public Power District Rev. 2
   Assured Guaranty Corp. Insured
   5.140%, due 01-01-14                                    310,000       321,089

                                                                         463,090


Maturity of 1 - 5 years:                        2.2
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                    125,000       130,954
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                    150,000       158,611

                                                                         289,565


------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2013
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT       VALUE
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd):
----------------------------------------
Maturity of 6 - 10 years:                       6.3%
 Maryland Heights MO Tax Increment Rev
   7.000%, due 09-01-18                                 $  200,000    $221,542
 Reeves County TX Lease Revenue
   5.625%, due 12-01-18                                    125,000     128,494
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                    170,000     193,404
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                    110,000     144,645
 New York, NY General Obligation
   6.491%, due 03-01-21                                    125,000     156,344

                                                                       844,429


Maturity of 11 - 15 years:                      6.3
 Tobacco Settlement Auth. Iowa
   6.500%, due 06-01-23                                     55,000      54,490
 San Bernadino Cnty CA Pension Oblig. 2
   AGMC Insured
   6.020%, due 08-01-23                                    245,000     256,390
 Ohio State Dev. Assistance 2
   Nat'l Public Fin. Guarantee Insured
   5.670%, due 10-01-23                                    100,000     105,256
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                    100,000     116,035
 New Jersey Economic Development 2
   Syncora Guarantee Inc. Insured
   6.310%, due 07-01-26                                     50,000      56,026
 Lake County IL School District
   6.300%, due 01-01-27                                    130,000     154,367
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                    110,000     105,241

                                                                       847,805


Maturity of 16 - 20 years:                      6.0
 Erie County NY Tobacco Asset Secur.
   6.000%, due 06-01-28                                    150,000     149,102
 Alameda Corridor Transit Authority CA 2
   Nat'l Public Fin. Guarantee Insured
   6.600%, due 10-01-29                                    200,000     223,954

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2013
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT        VALUE
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd):
-------------------------------------
 Frisco TX COP 2
   AGMC Insured
   6.375%, due 02-15-33                              $  375,000    $  423,866

                                                                      796,922


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $2,960,872)              24.3%                   3,241,811


TOTAL U.S. CORPORATE AND TAXABLE
  MUNICIPAL OBLIGATIONS
 (Cost $6,298,566)                          51.2                    6,847,864


MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                 3.1
 GNMA Remic Series 2011-153
   3.000%, due 11-16-41                                 105,311       105,696
 FNMA Remic Series 2012-80
   3.000%, due 08-25-42                                 305,676       308,748


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $413,718)                                                      414,444


LEASE ASSIGNMENTS:                           0.6
 Ford Motor Co. ESA Lease 3, 4
   12.524%, due 06-01-13                                 72,086        76,221
       (Cost $72,086)


NON-CONVERTIBLE PREFERRED STOCK:             5.1     SHARES
                                                     ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                     5,000       131,300
 FPL Group Cap. Tr. I Pfd., 5.875%                        6,300       162,099
 Magnum Hunter Res. Pfd. D, 8.000%                        3,300       154,836
 Metlife Inc. Pfd. B, 6.500%                              5,200       131,768
 Powershares ETF Trust Finl. Pfd.                         5,900       109,327


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $673,176)                                                 689,330

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2013
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS      AMOUNT         VALUE
----------------------------------------

EXCHANGE TRADED DEBT:                           3.1%    SHARES
                                                        ---------
 Stifel Financial Corp. Senior Notes
   6.700%, due 01-15-22                                     5,500    $   146,960
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                     5,175        132,635
 Telephone & Data Systems Senior Notes
   6.875%, due 11-15-59                                     5,195        135,538


TOTAL EXCHANGE TRADED DEBT
 (Cost $401,825)                                                         415,133


FIXED INCOME MUTUAL FUNDS:                     22.0     SHARES
                                                        ---------
 AllianceBernstein Global Bond A                           49,909        431,217
 Oppenheimer Sr. Floating Rate A                           42,352        355,761
 Payden Emerging Markets Bond                              35,199        532,206
 TCW Emerging Markets Income I                             60,632        558,417
 Templeton Income Global Bond A                            61,285        821,220
 First American Treasury Obligations                      236,504        236,504

TOTAL FIXED INCOME MUTUAL FUNDS
 (Cost $2,875,405)                                                     2,935,325


DIVERSIFIED STRATEGIES MUTUAL
FUNDS:                                         14.2     SHARES
                                                        ---------
 Invesco Balanced Risk Y                                   27,849        357,300
 Pimco All Asset All Authority D                           63,603        693,277
 Stone Ridge High Yld Reinsurance Prem.                    12,122        121,096
 Stone Ridge Reinsurance Risk Prem.                        40,642        405,202
 SPDR Gold Trust 5, 6                                       2,050        316,664

TOTAL DIVERSIFIED STRATEGIES
MUTUAL FUNDS
 (Cost $1,900,396)                                                     1,893,539


TOTAL INVESTMENTS
 (Cost $12,635,172) 7                          99.3%                 $13,271,856


ASSETS LESS OTHER LIABILITIES                   0.7                       93,598


NET ASSETS                                    100.0%                 $13,365,454

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2013
(UNAUDITED)


1 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate amount of Rule 144A securities was $311,293, which is 2.3% of the Fund's net assets.
2 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
3 Security has been deemed illiquid. At March 31, 2013, the aggregate amount of illiquid securities was $76,221, which is 0.6% of the Fund's net assets.
4 Security valued according to "good faith pricing" guidelines.  (See Note A)
5 Non-income producing security
6 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation.





The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:

Consumer Discretionary         3.9%
Consumer Staple                2.1%
Energy                         2.2%
Financial                     14.6%
Healthcare                     1.6%
Industrials                    0.9%
Materials                      3.5%
Telecommunications             1.9%
Utilities                      5.1%
Other*                        64.2%
                            -------
Total                        100.0%













* Other includes agency, municipal and structured obligations, mutual funds and diversified strategies

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2013, aggregated $526,450 and $412,885 (including principal paydowns of $28,141 and returns of capital of $27,744), respectively. There were no purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2013.

At March 31, 2013, gross unrealized appreciation on investments was $717,941 and gross unrealized depreciation on investments was $81,257, for a net unrealized appreciation of $636,684.

B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

     Level  1  -  quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations
..
     Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value.

There  were  no  transfers  in  and  out  of  Levels  1,  2  and  3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of March 31, 2013.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2013
(UNAUDITED)




                                        Level 1 Level 2   Level 3   Total
Security Type                           Investments in Securities ($000)
U.S. Corporate Obligations              $    -  $  3,606  $      -  $3,606
Taxable Municipal Obligations                -     3,242         -   3,242
Mortgage Backed Structured Obligations       -       415         -     415
Lease Assignments                            -        76         -      76
Non-Convertible Preferred Stock            689         -         -     689
Exchange Traded Debt                       415         -         -     415
Mutual Funds                             2,935         -         -   2,935
Diversified Strategies                   1,894         -         -   1,894
Total                                   $5,933  $  7,339  $      0 $13,272
                                        ------  --------  -------- -------




                                                                             Measurements
                                                                   Using Unobservable Inputs ($000)
                                                                              (Level 3)

                                                                              Securities
-----------------------------------------------------------------

Beginning Balance December 31, 2012                                                                  $ 222

Total losses (realized/unrealized) included in earnings                                                (15)

Purchases                                                                                                -

Sales                                                                                                 (207)

Issuances                                                                                                -

Settlements                                                                                              -

Return of capital                                                                                        -

Transfers in to Level 3                                                                                  -

Transfers out of Level 3                                                                                 -

Ending Balance March 31, 2013                                                                        $   -
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                                                       $   -
                                                                                                     ======



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 19, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
April 22, 2013               /s/________________________________________________
--------------
Date                         Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
April 22, 2013               /s/________________________________________________
--------------
Date                         James M. Johnson, President

By:
April 22, 2013               /s/________________________________________________
--------------
Date                         Kathleen Carlson, Treasurer